Corporate and Group Information	12 Months Ended
Dec. 31, 2017
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Corporate and Group Information
1.	CORPORATE AND GROUP INFORMATION

China Eastern Airlines Corporation Limited (the “Company”), a joint stock company limited by shares, was established in the People’s Republic of China (the “PRC”) on 14 April 1995. The address of the Company’s registered office is 66 Airport Street, Pudong International Airport, Shanghai, the PRC. The Company and its subsidiaries (together, the “Group”) are principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, tour operations and other extended transportation services.

In the opinion of the directors, the holding company and ultimate holding company of the Company is China Eastern Air Holding Company Limited (“CEA Holding”), formerly named as China Eastern Air Holding Company, a state-owned enterprise established in the PRC.

The A shares, H shares and American Depositary Shares are listed on the Shanghai Stock Exchange, The Stock Exchange of Hong Kong Limited and The New York Stock Exchange, respectively.

These financial statements were approved and authorized for issue by the Company’s Board of Directors (the “Board”) on 25 April, 2018.

Information about subsidiaries

Particulars of the Company’s principal subsidiaries at the end of the reporting period are as follows:

Name	Place and date of incorporation/ registration and	Issued ordinary/ registered share		Percentage of equity attributable to the Company		Principal activities
	place of business	capital		Direct	Indirect
		million
China Eastern Airlines Jiangsu Co., Ltd. (“CEA Jiangsu”)	PRC/Mainland China 7 April 1993	RMB	2,000	62.56%	—	Provision of airline services
China Eastern Airlines Wuhan Co., Ltd. (“CEA Wuhan”)	PRC/Mainland China 16 August 2002	RMB	1,750	60%	—	Provision of airline services
Shanghai Eastern Flight Training Co., Ltd. (“Shanghai Flight Training”)	PRC/Mainland China 18 December 1995	RMB	694	100%	—	Provision of flight training services
Shanghai Airlines Co., Ltd. (“Shanghai Airlines”)	PRC/Mainland China 16 March 2010	RMB	500	100%	—	Provision of airline services
China Eastern Airlines Technology Co., Ltd. (“Eastern Technology”)	PRC/Mainland China 19 November 2014	RMB	4,300	100%	—	Provision of airline maintenance services
China Eastern Business Jet Co., Ltd.	PRC/Mainland China 27 September 2008	RMB	50	100%	—	Provision of airlines consultation services
China Eastern Airlines Yunnan Co., Ltd. (“CEA Yunnan”)	PRC/Mainland China 2 August 2011	RMB	3,662	90.36%	—	Provision of airline services
Eastern Air Overseas (Hong Kong) Co., Ltd. (“Eastern Air Overseas”)	Hong Kong 10 June 2011	HKD	280	100%	—	Provision of import and export, investment, leasing and consultation services
China United Airlines Co., Ltd. (“China United Airlines”)	PRC/Mainland China 21 September 1984	RMB	1,320	100%	—	Provision of airline services
Eastern Airlines Hotel Co., Ltd.	PRC/Mainland China 18 March 1998	RMB	70	100%	—	Provision of hotel services primarily to crew
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China 29 August 1992	RMB	50	100%	—	Tour operations, travel and air ticketing agency and transportation
China Eastern Airlines Application Development Center Co., Ltd. (“Application Development Center”)	PRC/Mainland China 21 November 2011	RMB	498	100%	—	Provision of research and development of technology and products in the field of aviation
China Eastern Airlines E-Commerce Co., Ltd. (“Eastern E-Commerce”)	PRC/Mainland China 1 December 2014	RMB	50	100%	—	E-commerce platform and ticket agent

The above table lists the subsidiaries of the Company which, in the opinion of the directors, principally affected the results for the year or formed a substantial portion of the net assets of the Group. To give details of other subsidiaries would, in the opinion of the directors, result in particulars of excessive length.

All of the subsidiaries of the Company listed above are limited liability companies.